Acquired Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss		$ 5,736,134	$ 63,646,227
Impairment loss for acquired intangible assets	0	0	25,437,087
Future Amortization Expense, 2012	10,902,778
Future Amortization Expense, 2013	5,481,036
Future Amortization Expense, 2014	3,985,039
Future Amortization Expense, 2015	3,896,574
Future Amortization Expense, 2016	3,082,812
LCD display network
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss			3,168,472
Internet Advertising
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss			22,268,615
Net income (loss) from discontinued operations
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss for acquired intangible assets			$ 21,459,807